SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES (Policy)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUMMARY OF CERTAIN SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Principles of consolidation

Principles of consolidation

The accompanying condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany transactions and balances have been eliminated.

Principles of consolidation

The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany transactions and balances were eliminated.

Reclassifications

Reclassifications

Certain amounts in the prior year have been reclassified to conform to the current year presentation. These reclassifications have no effect on the Company's previously reported results of operations and financial position.

Use of estimates in the preparation of the financial statements

Use of estimates in the preparation of the financial statements

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include valuing equity securities, derivative instruments, hybrid instruments, share based payment arrangements, deferred tax and valuation allowances. Certain of our estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of net revenue and expenses during the reporting periods. Actual results could differ from those estimates. These estimates and assumptions include valuing equity securities, derivative instruments, hybrid instruments, share based payment arrangements, deferred taxes and related valuation allowances. Certain of our estimates could be affected by external conditions, including those unique to our industry, and general economic conditions. It is possible that these external factors could have an effect on our estimates that could cause actual results to differ from our estimates. The Company re-evaluates all of its accounting estimates at least quarterly based on these conditions and records adjustments when necessary.

Revenue recognition

Revenue recognition

The Company recognizes revenue from product sales or services rendered when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Product sales and shipping revenues, net of promotional discounts, rebates, and return allowances are recorded when the products are shipped, title passes to customers and collection is reasonably assured. Retail sales to customers are made pursuant to a sales contract that provides for transfer of both title and risk of loss upon the Company's delivery to the carrier. Return allowances, which reduce product revenue, are estimated using historical experience. Revenue from product sales and services rendered is recorded net of sales and consumption taxes.

The Company periodically provides incentive offers to its customers to encourage purchases. Such offers include current discount offers, such as percentage discounts off current purchases, inducement offers, such as offers for future discounts subject to a minimum current purchase, and other similar offers. Current discount offers, when accepted by the Company's customers, are treated as a reduction to the purchase price of the related transaction, while inducement offers, when accepted by its customers, are treated as a reduction to the purchase price of the related transaction based on estimated future redemption rates. Redemption rates are estimated using the Company's historical experience for similar inducement offers. The Company reports sales, net of current discount offers and inducement offers, on its condensed consolidated statements of operations.

Revenue recognition

The Company recognizes revenue from product sales or services rendered when the following four revenue recognition criteria are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the selling price is fixed or determinable, and collectability is reasonably assured.

Product sales and shipping revenues, net of promotional discounts, rebates, and return allowances, are recorded when the products are shipped, title passes to customers and collection is reasonably assured. Retail sales to customers are made pursuant to a sales contract that provides for transfer of both title and risk of loss upon the Company's delivery to the carrier. Return allowances, which reduce product revenue, are estimated using historical experience. Revenue from product sales and services rendered is recorded net of sales and consumption taxes.

The Company periodically provides incentive offers to its customers to encourage purchases. Such offers include current discount offers, such as percentage discounts off current purchases, inducement offers, such as offers for future discounts subject to a minimum current purchase, and other similar offers. Current discount offers, when accepted by the Company's customers, are treated as a reduction to the purchase price of the related transaction, while inducement offers, when accepted by its customers, are treated as a reduction to the purchase price of the related transaction based on estimated future redemption rates. Redemption rates are estimated using the Company's historical experience for similar inducement offers. The Company reports sales, net of current discount offers and inducement offers on its consolidated statements of operations.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. For financial statement purposes, investments in money market funds are considered a cash equivalent and are included in cash and cash equivalents. The Company maintains its cash and cash equivalents at high credit quality federally insured financial institutions, with balances, at times, in excess of federally insured limits. Management believes that the financial institutions that hold the Company's deposits are financially sound and, therefore, pose a minimum credit risk. The Company has not experienced any losses in such accounts. At December 31, 2012 and 2011, the Company did not hold any cash equivalents.

Accounts Receivable

Accounts Receivable

Accounts receivable, net are stated at the amount the Company expects to collect. The Company provides a provision for allowances that includes returns, allowances and doubtful accounts equal to the estimated uncollectible amounts. The Company estimates its provision for allowances based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company's estimate of the provision for allowances will change.

At September 30, 2013 and December 31, 2012 accounts receivable balances included a concentration from one customer of an amount greater than 10% of the total net accounts receivable balance ($321,075 and $172,210 from Customer A, respectively). As to revenues, one customer accounted for sales in excess of 10% of the net sales for the three-month period ended September 30, 2013 ($1,190,414 to Customer A) and for the three and nine-month periods ended September 30, 2012 ($635,535 and $4,093,086, respectively, to Customer B). No customers accounted for revenues in excess of 10% of the net sales for the nine-month period ended September 30, 2013.

Accounts Receivable

Accounts receivable, net is stated at the amount the Company expects to collect. The Company provides a provision for allowances that includes returns, allowances and doubtful accounts equal to the estimated uncollectible amounts. The Company estimates its provision for allowances based on historical collection experience and a review of the current status of trade accounts receivable. It is reasonably possible that the Company's estimate of the provision for allowances will change.

Inventories

Inventories

Inventories are stated at the lower of cost (determined by the first-in, first-out method) or market. If the cost of the inventories exceeds their market value, provisions are recorded to write down excess inventory to its net realizable value. The Company's inventories consist primarily of merchandise available for resale.

Inventories

Inventories are stated at the lower of cost (determined by the first-in, first-out method) or market. If the cost of the inventories exceeds their market value, provisions are recorded to write down excess inventory to its net realizable value. The Company's inventories consist primarily of merchandise available for resale.

Property and Equipment

Property and Equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. Depreciation expense for the three months ended September 30, 2013 and 2012 was $2,419 and $2,962, respectively. Depreciation expense for the nine months ended September 30, 2013 and 2012 was $8,116 and $8,490, respectively. Depreciation expense is included in selling, general and administrative expense on the condensed consolidated statements of operations.

Property and equipment

Property and equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the straight-line method over the expected useful life of the respective asset, after the asset is placed in service. The Company generally uses the following depreciable lives for its major classifications of property and equipment:

Description	Useful Lives
Warehouse fixtures	2 years
Warehouse equipment	5 years
Furniture and fixtures	5 years
Computer hardware	3 years

Impairment of Long Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying value of the asset may not be recoverable. In connection with this review, the Company also reevaluates the depreciable lives for these assets. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset may not be recoverable, it measures any impairment based on the projected future discounted cash flows as compared to the asset's carrying value. Through December 31, 2012, the Company has not recorded any impairment charges on its long-lived assets.

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Warranty liability

Warranty liability

The Company's limited lifetime warranty policy generally allows its end users and retailers to return defective purchased rechargeable products in exchange for new products. The Company estimates a reserve for warranty liability and records that reserve amount as a reduction of revenues and as an accrued expense on the accompanying consolidated balance sheets. The warranty claims and expense was not deemed material for the years ended December 31, 2012 and 2011.

Income Taxes

Income Taxes

The provision (benefit) for income taxes is based on income (loss) before income tax expense (benefit) reported for financial statement purposes after adjustments for transactions that do not have tax consequences. Deferred tax assets and liabilities are realized according to the estimated future tax consequences attributable to differences between the carrying value of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates as of the date of the condensed consolidated balance sheets. The effect of a change in tax rates on deferred tax assets and liabilities is reflected in the period that includes the statutory enactment date. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management has determined that a valuation allowance of $619,209 and $781,077 at September 30, 2013 and December 31, 2012, respectively, is necessary to reduce the deferred tax assets for the amounts that will likely not be realized. Should the factors underlying management's analysis change, future valuation adjustments to the Company's net deferred tax assets may be necessary.

The Company recognizes a liability for uncertain tax positions. An uncertain tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax return that is not based on clear and unambiguous tax law and which is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Company recognizes interest and penalties related to unrecognized tax benefits in its provision for income taxes.

In order to determine the quarterly provision for income taxes, the Company uses an estimated annual effective tax rate, which is based on expected annual income and statutory tax rates. Certain significant or unusual items are separately recognized in the quarter during which they occur and can be a source of variability in the effective tax rates from quarter to quarter. Income tax expense (benefit) for the three months ended September 30, 2013 and 2012 was $4,590 and ($474,319), respectively. Income tax expense (benefit) for the nine months ended September 30, 2013 and 2012 was $13,770 and ($634,285), respectively. The effective tax rate for the three and nine months ended September 30, 2013 differs from the U.S. federal statutory rate of 35% primarily due to utilization of net operating losses and certain permanent differences between tax reporting purposes and financial reporting purposes. The effective tax rate for the three and nine months ended September 30, 2012 differs from the U.S. federal statutory rate of 35% primarily due to the under accrual of state income taxes from prior years and certain permanent differences between tax reporting purposes and financial reporting purposes. The Company files U.S. and state income tax returns in jurisdictions with various statutes of limitations. At September 30, 2013 the Company had federal and state net operating losses of $36,653 and $1,368,809, respectively. These net operating losses expire in 2032. Utilization of the Company's net operating losses may be subject to annual limitation due to ownership change limitations that may have occurred or that could occur in the future with respect to the stock ownership of the Company, as required by section 382 of the Internal Revenue Service Code of 1986, as amended, as well as similar state provisions. These ownership changes may limit the amount of net operating losses that can be utilized annually to offset future taxable income and tax respectively.

Income taxes

The Company uses the asset and liability method of accounting for income taxes in accordance with ASC 740, "Income Taxes"("ASC 740.") Under this method, income tax expense is recognized as the amount of: (i) taxes payable or refundable for the current year and (ii) deferred tax consequences of temporary difference resulting from matters that have been recognized in the Company's financial statement or tax returns. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is provided to reduce the deferred tax assets reported based on the weight of the available evidence it is more likely than not some portion or all of the deferred tax assets will be realized.

Fair value measurements

Fair value measurements

The Company adopted the provisions of Accounting Standards Codification ("ASC") Topic No. 820, "Fair Value Measurements and Disclosures," ("ASC 820") which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The Company's short term financial instruments include cash, due from merchant credit card processors, accounts receivable, accounts payable and accrued expenses, each of which approximate their fair values based upon their short term nature. The Company's other financial instruments include notes payable obligations. The carrying value of these instruments approximate fair value, as they bear terms and conditions comparable to market, for obligations with similar terms and maturities.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value: Level 1 - quoted prices in active markets for identical assets or liabilities; Level 2 - quoted prices for similar assets and liabilities in active market or inputs that are observable; and Level 3 - inputs that are unobservable.

Fair value measurements

The Company adopted the provisions of ASC 820, "Fair Value Measurements and Disclosures," ("ASC 820") which defines fair value as used in numerous accounting pronouncements, establishes a framework for measuring fair value and expands disclosure of fair value measurements.

The Company's short term financial instruments include cash, due from merchant credit card processors, accounts receivable, accounts payable and accrued expenses, each of which approximate their fair values based upon their short term nature. The Company's other financial instruments include notes payable obligations. The carrying value of these instruments approximate fair value, as they bear terms and conditions comparable to market, for obligations with similar terms and maturities.

ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value: Level 1 - quoted prices in active markets for identical assets or liabilities; Level 2 - quoted prices for similar assets and liabilities in active market or inputs that are observable; and Level 3 - inputs that are unobservable.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation under ASC Topic No. 718, "Compensation-Stock Compensation" ("ASC 718"). These standards define a fair value based method of accounting for stock-based compensation. In accordance with ASC 718, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Black-Scholes-Merton valuation model, whereby compensation cost is the fair value of the award as determined by the valuation model at the grant date or other measurement date. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Stock-Based Compensation

The Company accounts for stock-based compensation under ASC 718, "Compensation-Stock Compensation" ("ASC 718"). These standards define a fair value based method of accounting for stock-based compensation. In accordance with ASC Topic 718, the cost of stock-based compensation is measured at the grant date based on the value of the award and is recognized over the vesting period. The value of the stock-based award is determined using the Black-Scholes-Merton valuation model, whereby compensation cost is the fair value of the award as determined by the valuation model at the grant date or other measurement date. The resulting amount is charged to expense on the straight-line basis over the period in which the Company expects to receive the benefit, which is generally the vesting period. The Company considers many factors when estimating expected forfeitures, including types of awards, employee class, and historical experience.

Derivative Instruments

Derivative Instruments

The Company accounts for free-standing derivative instruments and hybrid instruments that contain embedded derivative features in accordance with ASC Topic No. 815, "Accounting for Derivative Instruments and Hedging Activities," ("ASC 815") as well as related interpretations of this topic. In accordance with this topic, derivative instruments and hybrid instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The Company determines the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, giving consideration to all of the rights and obligations of each instrument.

The Company estimates fair values of derivative instruments and hybrid instruments using various techniques (and combinations thereof) that are considered to be consistent with the objective of measuring fair values. In selecting the appropriate technique, the Company considers, among other factors, the nature of the instrument, the market risks that it embodies and the expected means of settlement. For less complex instruments, such as free-standing warrants, the Company generally uses the Black-Scholes-Merton valuation model, adjusted for the effect of dilution, because it embodies all of the requisite assumptions (including trading volatility, estimated terms, dilution and risk free rates) necessary to fair value these instruments. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as the Black-Scholes-Merton valuation model) are highly volatile and sensitive to changes in the trading market price of the Company's common stock. Since derivative financial instruments are initially and subsequently carried at fair values, the Company's income (loss) going forward will reflect the volatility in these estimates and assumption changes. Under ASC 815, increases in the trading price of the Company's common stock and increases in fair value during a given financial quarter result in the application of non-cash derivative expense. Conversely, decreases in the trading price of the Company's common stock and decreases in fair value during a given financial quarter result in the application of non-cash derivative income.

Derivative Instruments

The Company accounts for free-standing derivative instruments and hybrid instruments that contain embedded derivative features in accordance with ASC Topic No. 815, "Accounting for Derivative Instruments and Hedging Activities," ("ASC 815") as well as related interpretations of this topic. In accordance with this topic, derivative instruments and hybrid instruments are recognized as either assets or liabilities in the balance sheet and are measured at fair values with gains or losses recognized in earnings. Embedded derivatives that are not clearly and closely related to the host contract are bifurcated and are recognized at fair value with changes in fair value recognized as either a gain or loss in earnings. The Company determines the fair value of derivative instruments and hybrid instruments based on available market data using appropriate valuation models, giving consideration to all of the rights and obligations of each instrument.

The Company estimates fair values of derivative instruments and hybrid instruments using various techniques (and combinations thereof) that are considered to be consistent with the objective of measuring fair values. In selecting the appropriate technique, the Company considers, among other factors, the nature of the instrument, the market risks that it embodies and the expected means of settlement. For less complex instruments, such as free-standing warrants, the Company generally uses the Black-Scholes-Merton valuation model, adjusted for the effect of dilution, because it embodies all of the requisite assumptions (including trading volatility, estimated terms, dilution and risk free rates) necessary to fair value these instruments. Estimating fair values of derivative financial instruments requires the development of significant and subjective estimates that may, and are likely to, change over the duration of the instrument with related changes in internal and external market factors. In addition, option-based techniques (such as the Black-Scholes-Merton valuation model) are highly volatile and sensitive to changes in the trading market price of the Company's common stock. Since derivative financial instruments are initially and subsequently carried at fair values, the Company's income (loss) going forward will reflect the volatility in these estimates and assumption changes. Under ASC 815, increases in the trading price of the Company's common stock and increases in fair value during a given financial quarter result in the application of non-cash derivative expense. Conversely, decreases in the trading price of the Company's common stock and decreases in trading fair value during a given financial quarter result in the application of non-cash derivative income.

Convertible Debt Instruments

Convertible Debt Instruments

The Company accounts for convertible debt instruments when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments in accordance with ASC 470-20 "Debt with Conversion and Other Options". The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company amortizes the respective debt discount over the term of the notes, using the straight-line method, which approximates the effective interest method.

Convertible Debt Instruments

The Company accounts for convertible debt instruments when the Company has determined that the embedded conversion options should not be bifurcated from their host instruments in accordance with ASC 470-20 "Debt with Conversion and Other Options". The Company records, when necessary, discounts to convertible notes for the intrinsic value of conversion options embedded in debt instruments based upon the differences between the fair value of the underlying common stock at the commitment date of the note transaction and the effective conversion price embedded in the note. The Company amortizes the respective debt discount over the term of the notes, using the straight-line method, which approximates the effective interest method.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Financial Accounting Standards Board, the Emerging Issues Task Force and the SEC have issued certain accounting standards, updates and regulations as of September 30, 2013 that will become effective in subsequent periods; however, management of the Company does not believe that any of those standards, updates or regulations would have significantly affected the Company's financial accounting measures or disclosures had they been in effect during the three months ended September 30, 2013 or 2012, and it does not believe that any of them will have a significant impact on the Company's condensed consolidated financial statements at the time they become effective.

Recent Accounting Pronouncements

The Financial Accounting Standards Board, the Emerging Issues Task Force and the SEC have issued certain accounting standards, updates and regulations as of December 31, 2012 that will become effective in subsequent periods; however, management of the Company does not believe that any of those standards, updates or regulations would have significantly affected the Company's financial accounting measures or disclosures had they been in effect during 2012 or 2011, and it does not believe that any of them will have a significant impact on the Company's consolidated financial statements at the time they become effective.